Consolidated Statements of Shareholders' Equity (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 30, 2017	Dec. 31, 2016	Jan. 02, 2016
Repurchase of shares for treasury (in shares)	1,500,000	3,800,000
Stock issued under stock-based compensation plans (in shares)	960,656	1,842,165	3,019,001
Tax on stock issued under stock-based compensation plans		$ 12.3	$ 10.6
Stock issued under 401(k) Plan (in shares)	230,915	280,526	348,116
Dividends per common share (in dollars per share)	$ 1.76	$ 1.60	$ 1.46
Treasury stock
Repurchase of shares for treasury (in shares)	1,488,890	3,781,528	3,858,376